Net Investment Income	12 Months Ended
Dec. 31, 2020
Net Investment Income [Abstract]
NET INVESTMENT INCOME
22.	NET INVESTMENT INCOME

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Interest income	12,169	10,866	9,698
Dividends from equities at FVTOCI	128	721	343
Dividends from equities at FVTPL	562	391	701

Realized gains and losses on investments

Realized loss on sale of bonds at FVTOCI	(411)	(629)	(764)
Realized gain on sale of FVTPL equities and mutual funds	1,599	947	2,049

Unrealized gains and losses on investments
Unrealized (loss) gain on revaluation of financial assets at FVTPL	(241)	1,591	(949)

Gains and losses from investments in properties

Realized (loss) gain on sale of investment properties	(213)	679	-
Fair value (loss) gain on investment properties (note 12)	(2,007)	(304)	94
Rental income	190	203	607

Impairment and expected credit losses on investments
Expected credit loss on financial assets at FVOCI	(135)	23	(30)
Expected credit loss on financial assets at amortized cost	(129)	13	6

Investments custodian fees and other investments expenses	(1,545)	(1,127)	(1,445)
	9,967	13,374	10,310